Long-Term Investments (Details)			12 Months Ended
	Aug. 11, 2025 USD ($)	Aug. 11, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 12, 2024	Feb. 24, 2023 USD ($)	Feb. 24, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)
Long-Term Investment [Line Items]
Register capital			$ 33,713	¥ 240,000	$ 42,141	¥ 300,000
Equity method share of loss			13,830		$ 22,294		$ 18,866
Material Market
Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage								18.00%			18.00%	18.00%
Equity interest consideration amount											$ 4,565,808	¥ 32,400,000
HK Kim Rong International Co Ltd [Member]
Long-Term Investment [Line Items]
Equity interest percentage								18.00%
Zhejiang Fuyouyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage									10.00%	10.00%
Equity interest consideration amount									$ 280,938	¥ 2,000,000
Percentage of disposal in equity interest	10.00%	10.00%
Proceeds from Sale of Equity Method Investments	$ 21,211	¥ 151,000